CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 5,340	$ 500
Inventory Asset	22,961	45,396
Other Current Asset	152	0
Total Current Assets	28,453	45,896
Fixed assets, net	13,249	0
Real Estate Investments	970,148	0
TOTAL ASSETS	1,011,850	45,896
Current Liabilities:
Accrued expenses	943	0
Accrued interest expenses	1,406	0
Marginal loan payable	5,524	4,317
Line of credit - related party, current portion	163,632	41,200
Total Current Liabilities:	171,505	45,517
Long-Term Liabilities:
Notes payable	150,000	0
Notes payable - related party	766,718	0
Total Long-Term Liabilities	916,718	0
Total Liabilities	$ 1,088,223	$ 45,517
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $.001 par value,10,000,000 and 1,000,000 shares authorized, 1 issued and outstanding as at September 30, 2020 and December 31, 2019 respectively.	3	0
Common Stock, $0.001 par value, 1,200,000,000 and 49,000,000 shares authorized, 27,724,687 and 27,724,687 issued and outstanding as at September 30, 2020 and December 31, 2019 respectively	1,975	0
Additional paid in capital	$ 53,763
Accumulated deficit	(132,114)	$ 379
Total Stockholders' Equity (Deficit)	(76,373)	379
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,011,850	$ 45,896